Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	612,455	604,286	535,336
Potential ordinary shares (in shares)	2,159	12,099	11,858
Weighted average number of ordinary shares for diluted earnings per share (in shares)	614,614	616,385	547,194
Total diluted earnings/(loss) per share (in rand per share)	R (1.72)	R 8.25	R (1.66)